NOTE 6 –LOANS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable
	June 30,	December 31,		Interest
	2023	2022	Term	rate
Martus	$97,465	$94,342	Note was issued on October 23, 2018 and due on January 2, 2024	5.0%
Darlene Covid19	102,418	108,150	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Promissory note payable	165,000	—	Note was issued April 4, 2023 and due on April 4, 2024	24.0%
Total	364,883	202,492
Less: Unamortized debt discount	(11,250)	—
Total loans payable	353,633	202,492
Less: Current portion of loans payable	(251,215)	(94,342)
Long-term loans payable	$102,418	$108,150

NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties
	June 30,	December 31,		Interest
	2023	2022	Term	rate
49% of Shareholder of SwissLink	$20,299	$19,649	Note is due on demand	0%
49% of Shareholder of SwissLink	223,460	216,300	Note is due on demand	5%
Total	243,759	235,949
Less: Current portion of loans payable	243,759	235,949
Long-term loans payable	$—	$—

	December 31,	December 31,		Interest
	2022	2021	Term	rate
49% Shareholder of SwissLink	$19,649	$19,929	Note is due on demand	0%
49% Shareholder of SwissLink	216,300	219,379	Note is due on demand	5%
Total	235,949	239,308
Less: Current portion of loans payable	(235,949)	(239,308)
Long-term loans payable	$—	$—